Financial expense, net	9 Months Ended
Sep. 30, 2024
Financial expense, net [Abstract]
Financial expense, net
Note 20. - Financial expense, net
The following table sets forth financial income and expenses for the nine-month periods ended September 30, 2024 and 2023:
	For the nine-month period ended September 30,
	2024	2023
Financial income	($ in thousands)
Interest income on deposits and current accounts	14,257	15,099
Interest income from loans and credits	1,923	2,046
Interest rates gains on derivatives: cash flow hedges	140	269
Total	16,320	17,414

	For the nine-month period ended September 30,
	2024	2023
Financial expense	($ in thousands)
Interest on loans and notes	(264,263)	(260,868)
Interest rates gains on derivatives: cash flow hedges	19,252	17,785
Total	(245,011)	(243,083)

Interest expense on loans and notes primarily include interest on corporate and project debt.
Gains from interest rate derivatives designated as cash flow hedges primarily correspond to transfers from equity to financial income when the hedged item impacts the consolidated statement of profit or loss.

Net exchange differences
Net exchange differences primarily correspond to realized and unrealized exchange gains and losses on transactions in foreign currencies as part of the normal course of business of the Company.
Other financial expense, net

The following table sets out Other financial income and expenses for the nine-month periods ended September 30, 2024, and 2023:
	For the nine-month period ended September 30,
	2024	2023
	($ in thousands)
Other financial income	1,836	7,836
Other financial losses	(22,155)	(19,847)
Total	(20,319)	(12,011)

Other financial income in the nine-month period ended September 30, 2024 include $0.8 million of income further to the change in the fair value of the conversion option of the Green Exchangeable Notes (Note 15) in the period ($3.8 million of income in the nine-month period ended September 30, 2023).

Other financial losses primarily include non-monetary interest expenses for updating the present value of provisions and other long-term liabilities reflecting passage of time, guarantees and letters of credit and other bank fees.